Redeemable Convertible Preferred Stock (Tables) - Humacyte, Inc.	6 Months Ended
Jun. 30, 2021
Summary of redeemable convertible preferred stock

As of December 31, 2019, December 31, 2020, June 30, 2020 (unaudited) and June 30, 2021 (unaudited), redeemable convertible preferred stock consisted of the following (in thousands, except share amounts):

	Redeemable	Redeemable
	Convertible	Convertible
	Preferred	Preferred Stock
	Stock	Issued and	Carrying	Liquidation	Issuance
	Authorized	Outstanding	Value	Preference	Price
Series A redeemable convertible preferred stock	70,152,805	70,152,805	$74,079	$74,079	$1.05596
Series B redeemable convertible preferred stock	91,919,158	91,919,158	127,358	136,500	$1.485
Series C redeemable convertible preferred stock	42,808,219	42,808,208	70,704	75,000	$1.752
Series D redeemable convertible preferred stock	60,216,780	60,216,780	148,848	150,000	$2.491
	265,096,962	265,096,951	$420,989	$435,579

Summary of conversion prices for each series of the redeemable convertible preferred stock

Series	Conversion Price
Series A redeemable convertible preferred stock	$1.05596
Series B redeemable convertible preferred stock	$1.485
Series C redeemable convertible preferred stock	$1.752
Series D redeemable convertible preferred stock	$2.491